INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Provision for Income Taxes
The components of income (loss) before provision for income taxes for the years ended January 31, 2024, 2023, and 2022 were as follows:

	Year Ended January 31,
(in thousands)	2024	2023	2022
U.S.	$(11,360)	$(18,240)	$(9,596)
Non-U.S.	(1,899)	(78,755)	17,857
Total income before provision for income taxes	$(13,259)	$(96,995)	$8,261

Schedule of Provision for Income Taxes
The provision for income taxes for the years ended January 31, 2024, 2023, and 2022 consisted of the following:

	Year Ended January 31,
(in thousands)	2024	2023	2022
Current provision (benefit) for income taxes:
U.S. Federal	$(4,116)	$5,161	$—
U.S. State	(120)	204	(11)
Non-U.S.	5,738	7,546	12,668
Total current provision (benefit) for income taxes	1,502	12,911	12,657
Deferred provision (benefit) for income taxes:
U.S. Federal	(199)	2,155	(1,143)
U.S. State	(52)	(414)	53
Non-U.S.	(2,865)	(1,696)	6,950
Total deferred provision (benefit) for income taxes	(3,116)	45	5,860
Total provision for income taxes	$(1,614)	$12,956	$18,517

Schedule of Effective Tax Rate Reconciliation	The reconciliation of the U.S. federal statutory rate to our effective tax rate on income before provision for income taxes for the years ended January 31, 2024, 2023, and 2022 was as follows:

	Year Ended January 31,
(dollars in thousands)	2024	2023	2022
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%

Income tax provision at the U.S. federal statutory rate	$(2,785)	$(20,369)	$1,735
U.S. State income tax (benefit) provision	(172)	(156)	40
Non-U.S. tax rate differential	1,187	8,636	2,892
Tax incentives	(196)	(158)	(2,671)
Valuation allowances	2,267	7,450	12,731
Non-deductible expenses/non-taxable income	46	491	255
Business divestiture	111	7,372	—
Tax contingencies	(5,136)	6,286	2,056
Stock based and other compensation	954	1,102	898
U.S. tax effects of non-U.S. operations	2,162	2,316	540
Other, net	(52)	(14)	41
Total provision for income taxes	$(1,614)	$12,956	$18,517
Effective income tax rate	12.2%	(13.4)%	224.1%

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consisted of the following at January 31, 2024 and 2023:

	January 31,
(in thousands)	2024	2023
Deferred tax assets:
Loss carryforwards	$18,100	$16,219
Accrued compensation	10,996	10,741
Capitalized research and development	5,080	5,192
Inventory	1,199	43
Accrued expenses	706	126
Operating lease liabilities	—	59
Exchange rate differences	400	105
Total deferred tax assets	36,481	32,485
Deferred tax liabilities:
Deferred revenue	(565)	(1,784)
Goodwill and other intangible assets	(6,242)	(5,884)
Depreciation of property and equipment	—	(150)
Operating lease right-of-use assets	—	(59)
Other, net	(417)	(790)
Total deferred tax liabilities	(7,224)	(8,667)
Valuation allowance	(28,293)	(26,026)
Net deferred tax liabilities	$964	$(2,208)

Recorded as:
Deferred tax assets	$2,928	$823
Deferred tax liabilities	(1,964)	(3,031)
Net deferred tax liabilities	$964	$(2,208)

Schedule of Valuation Allowance
Activity in the recorded valuation allowance consisted of the following for the years ended January 31, 2024 and 2023:

	Year Ended January 31,
(in thousands)	2024	2023
Valuation allowance, beginning of year	$(26,026)	$(18,576)
Income tax provision	(2,267)	(7,450)
Valuation allowance, end of year	$(28,293)	$(26,026)

Schedule of Unrecognized Tax Benefits
For the years ended January 31, 2024, 2023, and 2022 the aggregate changes in the balance of gross unrecognized tax benefits were as follows:

	Year Ended January 31,
(in thousands)	2024	2023	2022
Gross unrecognized tax benefits, beginning of year	$10,893	$10,517	$9,872
Increases related to tax positions taken during the current year	104	1,717	1,828
(Decreases) increases related to foreign currency exchange rates	(467)	(828)	256
Reductions for spin-off from Verint	—	—	(1,439)
Reductions for tax positions of prior years	(3,167)	—	—
Lapses of statutes of limitations	(80)	(513)	—
Gross unrecognized tax benefits, end of year	$7,283	$10,893	$10,517